Shareholders' Equity (Intrinsic Value of Stock Options) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Aggregate intrinsic value of options outstanding	$ 9,129	$ 4,589
Aggregate intrinsic value of options exercisable	5,300	2,263
Total intrinsic value of options exercised	$ 2,334	$ 240